Provision for Legal Proceedings - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	R$ 1,896	R$ 1,222
Tax [Member]
Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	1,747	1,113
Labor [Member]
Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	89	75
Civil and others [Member]
Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	R$ 60	R$ 34